DEFERRED TAX - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 5,228	£ 3,118
Deferred tax liabilities	(216)	(39)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,228	3,118
Deferred tax liabilities	(216)	(39)
Asset at 31 December	5,012	3,079
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	8,627	7,095
Deferred tax liabilities	(3,615)	(4,016)
Asset at 31 December	£ 5,012	£ 3,079